Right of Use Asset and Lease Liability - Lease liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2024
Rights of use asset and lease liability
Lease liabilities - current portion	$ 181	$ 271	$ 381
Lease liabilities - non-current	$ 76	$ 206	$ 342